Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001173313
Document Type	POS AM
Entity Registrant Name	ABVC BIOPHARMA, INC.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	This Post-Effective Amendment No. 6 (this “Post-Effective Amendment No. 6”) to the Registration Statement on Form S-1 (File No. 333-250899) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on December 23, 2020, is being filed to include information contained in the registrant’s Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2025 and Annual Report on Form 10-K for the fiscal year ended December 31, 2024, which was filed with the SEC on April 30, 2025 and April 15, 2025, and to update the selling stockholder table and certain other information in the Registration Statement.No additional securities are being registered under this Post-Effective Amendment No. 6. All applicable registration fees were paid at the time of the original filing of the Registration Statement on December 15, 2020.Pursuant to Section 84001 of the FAST Act, all documents subsequently filed by us pursuant to Sections 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended, after the date of this Post-Effective Amendment and prior to the termination of the offering covered hereby shall also be deemed to be incorporated by reference into this Post-Effective Amendment and to be a part hereof from the date of filing of such documents.
Amendment Flag	true